ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued expenses

22.	ACCRUED EXPENSES
Accrued expenses is comprised of the following:

(in thousands of $)	2023	2022
Vessel related (1)	(120,152)	(10,795)
Interest	(13,936)	(13,514)
Administrative related (2)	(10,211)	(8,039)
Current tax payable	(511)	(485)
Accrued expenses	(144,810)	(32,833)
(1) “Vessel related” accrued expenses is comprised of vessel operating expenses such as crew wages, vessel supplies, routine repairs, maintenance, drydocking, lubricating oils and insurance. Included in “Vessel related” as of December 31, 2023 are the final milestone payment accrual on the Gimi conversion's main build contract with the yard and related costs and Mark II FLNG accrued project costs of $96.3 million and $7.8 million, respectively (2022: $0.7 million and $nil).

(2) “Administrative related” accrued expenses is comprised of general overhead including personnel costs, legal and professional fees, costs associated with project development, property costs and other office and general expenses.